Income Taxes (Operating Loss and Tax Credit Carryforwards) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	¥ 527,882
Tax credit carryforwards	52,546
Fiscal Year Ending March 31, 2020 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	33,066
Tax credit carryforwards	700
Fiscal Year Ending March 31, 2021 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	12,727
Tax credit carryforwards	194
Fiscal Year Ending March 31, 2022 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	23,346
Tax credit carryforwards	230
Fiscal Year Ending March 31, 2023 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	68,850
Tax credit carryforwards	232
Fiscal Year Ending March 31, 2024 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	105,110
Tax credit carryforwards	182
Fiscal Year Ending March 31, 2025 [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	167,035
Tax credit carryforwards	117
Fiscal Year Ending March 31, 2026 and Thereafter [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	95,686
Tax credit carryforwards	46,239
No Definite Expiration Date [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Operating loss carryforwards	22,062
Tax credit carryforwards	¥ 4,652